Derivative Financial Asset - Summary of financial instrument fair value (Detail)		3 Months Ended			6 Months Ended
	Apr. 01, 2019 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 HKD ($)	Jun. 30, 2019 HKD ($)
Fair value using valuation technique [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		$ 807,618,000		$ 461,423,555	$ 0
Initial transaction on April 1, 2019	$ 355,294,216
Changes in fair value		356,063,365		230,436,061	106,129,339
Recognition of day 1 profit or loss		0		0	0
Contract renegotiation on July 1, 2019				115,758,384
Contract renegotiation on September 30, 2019				(115,758,384)
Contract renegotiation			$ (17,847,221)
Ending balance			1,165,220,000	807,618,000	461,423,555
Day 1 profit or loss [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		0		(266,956,036)	0
Initial transaction on April 1, 2019	(355,294,216)
Changes in fair value		0		0	0
Recognition of day 1 profit or loss		1,538,635		382,714,420	88,338,180
Contract renegotiation on July 1, 2019				1,538,635
Contract renegotiation on September 30, 2019				(1,538,635)
Contract renegotiation			17,847,221
Ending balance			17,847,221	0	(266,956,036)
Net carrying amount presented on the statement of financial position [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		807,618,000		194,467,519	0
Initial transaction on April 1, 2019	0
Changes in fair value		356,063,365		230,436,061	106,129,339
Recognition of day 1 profit or loss		1,538,635		382,714,420	88,338,180
Contract renegotiation on July 1, 2019				0
Contract renegotiation on September 30, 2019				0
Contract renegotiation			0
Ending balance			1,165,220,000	807,618,000	194,467,519
Net fair value change on derivative financial instrument presented on the statement of profit or loss and other comprehensive income [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		807,618,000		194,467,519	0
Initial transaction on April 1, 2019	$ 0
Changes in fair value		356,063,365		230,436,061	106,129,339
Recognition of day 1 profit or loss		$ 1,538,635		382,714,420	88,338,180
Contract renegotiation on July 1, 2019				0
Contract renegotiation on September 30, 2019				0
Contract renegotiation			0
Ending balance			$ 1,165,220,000	$ 807,618,000	$ 194,467,519